Payments, by Government - 12 months ended Dec. 31, 2024 - USD ($)	Taxes	Royalties	Fees	Prod. Entitlements	Bonuses	Comm. Social Resp.	Total Payments
Total	$ 296,938,000	$ 149,734,000	$ 2,021,000	$ 21,724,000	$ 1,772,000	$ 1,714,000	$ 473,903,000
EQUATORIAL GUINEA
Total	34,006,000	34,564,000	135,000	21,724,000		618,000	91,047,000
EQUATORIAL GUINEA | Ministry Of Mines And Hydrocarbons [Member]
Total		34,564,000		$ 21,724,000			56,288,000
EQUATORIAL GUINEA | Tresoreria General Del Estado [Member]
Total	33,918,000		135,000				34,053,000
EQUATORIAL GUINEA | Instituto Nacional de Seguridad Social de Guinea Ecuatorial [Member]
Total	88,000						88,000
EQUATORIAL GUINEA | Fondo de Formaction del Ministerio de Minas e [Member]
Total						612,000	612,000
EQUATORIAL GUINEA | Various Equatorial Guinea [Member]
Total						6,000	6,000
GHANA
Total	253,162,000	57,246,000	414,000				311,072,000
GHANA | Government of Republic of Ghana [Member]
Total		57,246,000					57,246,000
GHANA | Petroleum Commission of Ghana [Member]
Total			412,000				412,000
GHANA | Social Security & Nat'l Insura [Member]
Total	75,000						75,000
GHANA | Ghana Revenue Authority [Member]
Total	253,031,000						253,031,000
GHANA | Electricity Company of Ghana [Member]
Total	56,000						56,000
GHANA | Various Ghana [Member]
Total			2,000			250,000	252,000
MAURITANIA
Total	595,000					3,000	598,000
MAURITANIA | Caisse Nationale D'Assuramce Maladie [Member]
Total	84,000						84,000
MAURITANIA | Caisse Nationale De Securite Sociale [Member]
Total	4,000						4,000
MAURITANIA | Tresorier General [Member]
Total	498,000						498,000
MAURITANIA | Various Mauritania [Member]
Total	9,000					3,000	12,000
SAO TOME AND PRINCIPE
Total	57,000					163,000	220,000
SAO TOME AND PRINCIPE | INSS - Instituto Nacional De Seguranca Social [Member]
Total	13,000						13,000
SAO TOME AND PRINCIPE | Tesouro Publico [Member]
Total	44,000						44,000
SAO TOME AND PRINCIPE | Agencia Nacional Do Petroleo ANPSTP [Member]
Total						163,000	163,000
SENEGAL
Total	775,000		49,000			680,000	1,504,000
SENEGAL | Chef du Bureau de Recouvrement [Member]
Total	756,000						756,000
SENEGAL | Senegal Retirement [Member]
Total	7,000						7,000
SENEGAL | Senegal Social Security [Member]
Total	12,000						12,000
SENEGAL | Institut National Du Petrole Et Du Gaz [Member]
Total						349,000	349,000
SENEGAL | Petrosen [Member]
Total			49,000			310,000	359,000
SENEGAL | Various Senegal [Member]
Total						$ 21,000	21,000
UNITED STATES
Total	5,189,000	57,924,000	1,423,000		1,772,000		66,308,000
UNITED STATES | ONRR [Member]
Total		$ 57,924,000	$ 1,423,000		$ 1,772,000		61,119,000
UNITED STATES | Internal Revenue Service [Member]
Total	8,000						8,000
UNITED STATES | Various United States [Member]
Total	5,181,000						5,181,000
UNITED KINGDOM
Total	3,154,000						3,154,000
UNITED KINGDOM | HMRC Cumbernauld [Member]
Total	$ 3,154,000						$ 3,154,000